Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents		$ 346,085	$ 520,080
Short-term interest-bearing investments		168,242	222,451
Accounts receivable, net		1,028,357	944,477
Prepaid expenses and other current assets		228,498	224,622
Total current assets		1,771,182	1,911,630
Property and equipment, net	[1],[2]	755,601	790,923
Lease assets		149,254	160,938
Goodwill		2,844,908	2,749,041
Intangible assets, net		160,729	181,539
Other noncurrent assets		704,468	631,582
Total assets		6,386,142	6,425,653
Current liabilities:
Accounts payable		305,928	293,344
Accrued expenses and other current liabilities		778,939	634,742
Accrued personnel costs		230,812	214,695
Lease liabilities		39,983	39,960
Deferred revenue		115,247	170,634
Total current liabilities		1,470,909	1,353,375
Deferred income taxes and taxes payable		197,923	252,609
Lease liabilities		103,462	121,654
Long-term debt, net of unamortized debt issuance costs		646,291	645,696
Other noncurrent liabilities		468,380	485,387
Total liabilities		2,886,965	2,858,721
Amdocs Limited Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; 0.01 par value; 0 shares issued and outstanding		0	0
Ordinary Shares - Authorized 700,000 shares; 0.01 par value; 288,485 and 286,330 issued and 112,891 and 117,348 outstanding, in 2024 and 2023 , respectively		4,598	4,571
Additional paid-in capital		4,413,503	4,244,256
Treasury stock, at cost 175,594 and 168,982 ordinary shares, in 2024 and 2023, respectively		(7,784,434)	(7,221,313)
Accumulated other comprehensive loss		(4,410)	(53,272)
Retained earnings		6,827,719	6,549,517
Total Amdocs Limited Shareholders' equity		3,456,976	3,523,759
Noncontrolling interests		42,201	43,173
Total equity		3,499,177	3,566,932
Total liabilities and equity		$ 6,386,142	$ 6,425,653

[1]	Property and equipment, net
[2]	The decrease is primarily due to lower capitalization net of depreciation related to software for internal use, as the company expands its use of cloud-based applications